Loans and Advance to Banks (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Domestic Banks
Subtotal		$ 119,998	$ 208,354
Foreign Banks
Subtotal		289,107	264,492
Central Bank of Chile
Subtotal		350,916	700,341
Total	$ 1,234,943	760,021	1,173,187
Gross Balance
Domestic Banks
Interbank loans		120,017	208,403
Foreign Banks
Loans to foreign banks		187,006	129,904
Credits with third countries		61,091	77,049
Chilean export trade banks		41,255	57,749
Central Bank of Chile
Central Bank Deposits		350,000	700,000
Other Central Bank credits		916	341
Total		760,285	1,173,446
Accumulated Amortization and Impairment
Domestic Banks
Provisions for loans to domestic banks		(19)	(49)
Foreign Banks
Provisions for loans to foreign banks		(245)	(210)
Central Bank of Chile
Total		$ (264)	$ (259)	$ (353)